SEGMENT INFORMATION	6 Months Ended
Jun. 30, 2015
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
NOTE 7:-	SEGMENT INFORMATION

a.	The following segment identification is identical to the segment used in the latest annual consolidated financial report.

b.	The following presents segment results of operations for the six months ended June 30, 2015 (unaudited):

	Cellocator segment	MRM segment	RSA segment	Elimination	Total

Segments revenues	$11,009	$22,484	$17,663	$(869)	$50,287

Segments operating profit	$1,243	$1,717	$592	$159	$3,711

Segments tangible and intangible assets	$8,758	$26,926	$22,172	$3,620	$61,476

Depreciation and amortization	$171	$1,175	$639	$-	$1,985

Expenditures for assets	$79	$906	$369	$-	$1,354

c.	The following presents segment results of operations for the six months ended June 30, 2014 (unaudited):

	Cellocator segment	MRM segment	RSA segment	Elimination	Total

Segments revenues	$11,265	$28,914	$18,041	$(5,331)	$52,889

Segments operating profit (loss)	$1,517	$4,778	$768	$(2,826)	$4,237

Segments tangible and intangible assets	$9,468	$30,278	$20,607	$5,434	$71,787

Depreciation, amortization and impairment expenses	$177	$1,347	$951	$-	$2,475

Expenditures for assets	$104	$1,730	$414	$-	$2,248

d.	The following presents segment results of operations for the three months ended June 30, 2015 (unaudited):

	Cellocator segment	MRM segment	RSA segment	Elimination	Total

Segments revenues	$5,545	$11,124	$8,921	$(280)	$25,310

Segments operating profit	$612	$730	$244	$55	$1,641

Segments tangible and intangible assets	$8,758	$26,926	$22,172	$3,620	$61,476

Depreciation and amortization	$85	$584	$310	$-	$979

Expenditures for assets	$50	$466	$253	$-	$769

e.	The following presents segment results of operations for the three months ended June 30, 2014 (unaudited):

	Cellocator segment	MRM segment	RSA segment	Elimination	Total

Segments revenues	$5,867	$13,886	$9,122	$(3,001)	$25,874

Segments operating profit (loss)	$933	$900	$263	$(426)	$1,670

Segments tangible and intangible assets	$9,468	$30,278	$20,607	$5,434	$71,787

Depreciation, amortization and impairment expenses	$89	$628	$477	$-	$1,194

Expenditures for assets	$72	$739	$283	$-	$1,094

f.	The following presents segment results of operations for the year ended December 31, 2014:

	Cellocator segment	MRM segment	RSA segment	Elimination	Total

Segments revenues	$24,063	$55,911	$36,168	$(10,852)	$105,290

Segments operating profit (loss)	$3,859	$5,619	$(60)	$(2,871)	$6,547

Segments tangible and intangible assets	$8,679	$26,878	$22,038	$4,405	$62,000

Depreciation, amortization and impairment expenses	$349	$2,188	$2,230	$-	$4,767

Expenditures for assets	$165	$2,586	$1,706	$-	$4,457